SHARE BASED COMPENSATION - Summary of Non-vested Shares (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted-average fair value on grant date (RMB/Share)
Fair Value Of Shares Vested	¥ 65,621,884	¥ 63,100,120	¥ 70,106,939